OPERATING SEGMENTS - Balance Sheet Segment Breakdown (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Property, plant and equipment	€ 240,018	€ 112,719	€ 34,947
Intangible assets and goodwill	366,446	171,726	€ 84,250
Automotive
Disclosure of geographical areas [line items]
Property, plant and equipment	240,018	112,719
Intangible assets and goodwill	€ 366,446	€ 171,726